ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	September 30, 2020	December 31, 2019
Accrued payroll and other benefits	$2,030,035	$2,094,536
D&O insurance financing payable	102,000	33,660
Accrued interest	72,844	437,569
Accrued professional fees	69,449	104,602
Other accrued expenses	64,206	67,848
Accrued rent and facilities costs	61,602	24,584
Sublease deposit	19,332	-
Total accrued expenses and other current liabilities	$2,419,468	$2,762,799

NOTE 6 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	Years Ended December 31,
	2019	2018
Accrued payroll and other benefits	$2,094,536	$1,659,577
Accrued interest	437,569	138,605
Deferred revenue	378,850	20,631
Accrued professional fees	104,602	126,384
Other accrued expenses	67,848	-
D&O insurance financing payable	33,660	52,530
Accrued rent and facilities costs	24,584	160,544
Accrued travel and entertainment	-	30,000
Total accrued expenses and other current liabilities	$3,141,649	$2,188,271